Average Annual Total Returns - ProShares S and P 500 Ex-Financials ETF	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	S&P 500 Ex-Financials & Real Estate Index OneYear		S&P 500 Ex-Financials & Real Estate Index FiveYears		S&P 500 Ex-Financials & Real Estate Index SinceInception
Total	21.87%	15.78%	16.10%	Sep. 22, 2015	21.49%	15.29%	15.62%	13.13%	12.61%	12.93%	22.23%	[1]	16.09%	[1]	16.43%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.